Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares, par value	$ 0.10	$ 0.10
Ordinary shares, shares authorized	499,580,000	499,580,000
Ordinary shares, shares issued	242,210,384	201,480,540
Ordinary shares, shares outstanding	241,868,739	201,138,895